Schedule III - Real Estate Assets and Accumulated Depreciation (Details) - Schedule III - Reconciliation of Real Estate Owned - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate [Roll Forward]
Balance at January 1	$ 4,749,324	$ 4,848,483
Real estate acquisitions	39,879	126,378
Net additions to/improvements of real estate	57,700	79,396
Adoption of ASC 842	0	4,707
Real estate dispositions	(54,188)	(185,468)
Impairment of real estate	(5,367)	(118,725)
Real estate held for sale	0	(5,447)
Balance at December 31	$ 4,787,348	$ 4,749,324